Income taxes, Income Tax Reconciliation (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [Abstract]
Net profit (loss)		€ 260.6	€ 220.1	€ 153.2
Income tax expense/(profit)		(126.7)	(113.4)	(185.2)
Profit (loss) before income taxes		387.3	333.5	338.4
At Technip Energies' statutory income tax rate	[1]	(110.0)	(106.8)	(116.6)
Difference between Technip Energies N.V. and Affiliates tax rates		6.5	3.1	0.0
Non creditable foreign taxes		(13.4)	0.0	0.0
Lump Sum taxes classified as income taxes		(9.1)	0.0	0.0
Non-deductible expenses for tax purposes	[2]	(2.4)	(25.0)	(21.8)
Non-deductible legal provision		0.0	0.0	(6.4)
Net change in tax contingencies		(0.5)	(10.3)	5.1
Adjustments on prior year taxes		4.3	(2.3)	(1.6)
Net change in deferred tax assets recognized		2.9	30.6	(34.1)
Share in income from equity affiliates		(0.5)	0.0	0.0
IFRS adjustment with no tax impact		(4.4)	0.0	0.0
Deferred tax adjustment for change in tax rate		0.2	(1.6)	(8.8)
Other adjustments		(0.3)	(1.1)	(1.0)
Income tax credit (expense) as recognized in the consolidated statement of income		€ (126.7)	€ (113.4)	€ (185.2)
Effective tax rate		32.70%	34.00%	54.70%
France [Member]
Tax rate [Abstract]
Income tax rate		28.41%	32.02%	34.43%

[1]	The tax rate used for the purpose of the income tax expense reconciliation was 28.41% in 2021, 32.02% in 2020 and 34.43% in 2019. The rate corresponds to the statutory rate in France where the parent company is tax resident, as well as many other of the Group's entities.
[2]	Formerly Other non-deductible expenses.